Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ 28,641	¥ 62,391
Other assets	38,853	38,272
Total intangible and other non-current assets	67,494	100,663
Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	1,189	1,412
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	2,989	3,240
Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	8,125	42,808
Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	16,338	14,931
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	54,659	90,573
Cost [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	7,846	7,782
Cost [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	12,517	12,356
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	8,161	46,555
Cost [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	26,135	23,880
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(26,018)	(28,182)
Accumulated amortization, including impairment losses [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(6,657)	(6,370)
Accumulated amortization, including impairment losses [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(9,528)	(9,116)
Accumulated amortization, including impairment losses [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(36)	(3,747)
Accumulated amortization, including impairment losses [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ (9,797)	¥ (8,949)